Capital Structure and Financial Matters - Lincoln Park Purchase Agreement (Details) $ / shares in Units, $ in Millions			9 Months Ended
	Oct. 20, 2022 $ / shares	Jun. 07, 2022 kr / shares $ / shares shares	Sep. 30, 2023 $ / shares shares	Jul. 31, 2023 kr / shares	Dec. 31, 2022 shares	Jul. 07, 2022 USD ($) shares	Jun. 07, 2022 USD ($) shares
ADS
Capital Structure and Financial Matters
Par value per share | kr / shares				kr 1
Number of ordinary shares per ADS			1	1
Weighted average share price | $ / shares	$ 2.76		$ 1.79
Lincoln Park Purchase Agreement
Capital Structure and Financial Matters
Agreement Term		36 months
Lincoln Park Purchase Agreement | ADS
Capital Structure and Financial Matters
Maximum aggregate value of shares to sell | $							$ 40.0
Par value per share | kr / shares		kr 1
Number of ordinary shares per ADS						1	1
Number of shares issued as commitment fee		428,572
Weighted average share price | $ / shares		kr 2.80
Value of shares issued as commitment fee | $							$ 1.2
Purchase Agreement To Sell Shares, Shares In Single Transaction							50,000
Purchase Agreement To Sell Shares, Maximum Shares In Single Transaction | $							$ 1.5
Purchase Agreement To Sell Shares, Maximum Shares In Single Transaction							70,000
Purchase Agreement To Sell Shares, Maximum Value In Single Transaction | $							$ 1.5
Number of shares registered for resale						4,649,250
Amount of proceeds to be received | $						$ 40.0
Number of shares issued and sold			428,572		428,572
Lincoln Park Purchase Agreement | Minimum | ADS
Capital Structure and Financial Matters
Purchase Agreement To Sell Shares, Maximum Shares In Single Transaction							50,000
Lincoln Park Purchase Agreement | Maximum | ADS
Capital Structure and Financial Matters
Purchase Agreement To Sell Shares, Maximum Shares In Single Transaction							70,000